Income Taxes (Schedule Of Deferred Income Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Net operating losses and tax credits	$ 237	$ 242
Accrued liabilities	247	219
Postretirement and postemployment benefits	135	137
Employee compensation and benefits	194	176
Pensions	224	196
Other	138	176
Total deferred tax assets	1,175	1,146
Valuation allowances	(113)	(107)
Intangibles	(780)	(890)
Property, plant and equipment	(282)	(284)
Other	(110)	(133)
Total deferred tax liabilities	1,172	1,307
Net deferred income tax liability	$ (110)	$ (268)